Treasury Stock (Details) ¥ in Thousands, $ in Millions		12 Months Ended
	Nov. 17, 2015 USD ($)	Dec. 31, 2015 CNY (¥) shares
Treasury Stock
Repurchase of treasury stock (in shares) | shares		1,614,135
Repurchase of treasury stock		¥ 844,711
Considerations for shares repurchase program not yet paid		¥ 194,514
ADS
Treasury Stock
Term of share repurchase program	24 months
ADS | Maximum
Treasury Stock
Stock repurchase program, authorized amount | $	$ 300